Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023
Software	$39,182	$40,283
Trademark and license	10,520	10,815
Less: accumulated amortization	(37,525)	(33,559)
	$12,177	$17,539

Schedule of Amortization of Intangible Assets

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2024:

For the year ended December 31, 2025	$4,882
For the year ended December 31, 2026	4,849
For the year ended December 31, 2027	2,446
$12,177